WESTERN ASSET NEW JERSEY MUNICIPALS FUND

(Percentages shown based on Fund net assets) Schedule of investments (unaudited)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.1%
Education - 15.4%
Essex County, NJ, Improvement Authority Revenue:
CHF-Newark LLC, New Jersey Institute of Technology Student Housing Project, BAM	4.000%	8/1/46	$1,000,000	$1,190,862
CHF-Newark LLC, New Jersey Institute of Technology Student Housing Project, BAM	4.000%	8/1/51	1,500,000	1,777,519
Gloucester County, NJ, Improvement Authority Revenue:
Rowan University Fossil Park Student Center Projects, Series 2021, BAM	5.000%	7/1/36	1,500,000	1,938,443
Rowan University Fossil Park Student Center Projects, Series 2021, BAM	4.000%	7/1/46	725,000	851,394
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	2,000,000	2,275,861
New Jersey State EDA Revenue, Provident Group, Montclair Properties, State University Housing Project, Refunding, AGM	5.000%	6/1/42	5,000,000	5,983,630
New Jersey State EFA Revenue:
Series A	4.000%	7/1/50	1,000,000	1,143,936
Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,000,000	2,469,496
Stevens Institute of Technology, Series A	5.000%	7/1/47	2,750,000	3,198,432
New Jersey State Higher Education, Student Assistance Authority Revenue:
Series A, Refunding	5.000%	12/1/27	1,750,000	2,125,476
Series A, Refunding	5.000%	12/1/28	675,000	823,080
Subordinated, Series 1B	5.000%	12/1/44	1,080,000	1,128,667	(a)

Total Education				24,906,796

Health Care - 11.5%
New Jersey State EDA Revenue:
Bancroft Neurohealth Project, Refunding	5.000%	6/1/36	2,885,000	3,207,160
Bancroft Neurohealth Project, Refunding	5.000%	6/1/41	1,325,000	1,461,260
Crane’s Mill Project, Refunding	5.000%	1/1/49	2,000,000	2,252,178
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health	5.000%	7/1/39	1,750,000	2,111,201

See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2021 Quarterly Report	1

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - continued
St. Peter’s University Hospital, Refunding	6.250%	7/1/35	$3,000,000	$3,009,502
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	5,750,000	6,533,089

Total Health Care				18,574,390

Housing - 2.2%
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,064,403
Provident Group, Kean Properties	5.000%	7/1/37	400,000	439,750
Provident Group, Kean Properties	5.000%	7/1/47	1,000,000	1,086,277

Total Housing				3,590,430

Industrial Revenue - 11.1%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	920,000	983,434	(a)
New Jersey State EDA Revenue, Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,000,000	2,107,034	(a)(b)(c)
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	3,400,000	3,732,249	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	5,000,000	5,815,565	(a)
United Airlines Project	5.500%	6/1/33	2,000,000	2,137,217	(a)
Salem County, NJ, PCFA Revenue, Chambers Project, Series A, Refunding	5.000%	12/1/23	2,540,000	2,667,851	(a)
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	400,000	478,084

Total Industrial Revenue				17,921,434

Leasing - 37.9%
New Jersey State EDA Revenue:
School Facilities Construction, Series DDD	5.000%	6/15/42	10,000,000	11,755,376
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	7,000,000	7,362,630
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/50	1,000,000	1,142,845
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,257,715
New Jersey State EDA, Motor Vehicle Surcharge Revenue, Series A, Refunding	4.000%	7/1/32	6,500,000	7,308,049

See Notes to Schedule of Investments.

2	Western Asset New Jersey Municipals Fund 2021 Quarterly Report

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - continued
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding	5.000%	6/15/30	$4,000,000	$4,682,608
Federal Highway Reimbursement, Refunding, Series A	5.000%	6/15/24	1,000,000	1,107,426
Transportation Program, Series AA	5.000%	6/15/37	1,000,000	1,222,417
Transportation Program, Series AA	5.000%	6/15/37	2,000,000	2,555,518	(d)
Transportation Program, Series AA	5.250%	6/15/41	2,180,000	2,488,783
Transportation Program, Series AA	5.250%	6/15/43	2,000,000	2,456,011
Transportation Program, Series AA	4.000%	6/15/45	2,250,000	2,584,718
Transportation Program, Series AA	5.000%	6/15/45	3,015,000	3,401,994
Transportation Program, Series AA	5.000%	6/15/46	10,000,000	12,035,814

Total Leasing				61,361,904

Other - 0.1%
New Jersey State EDA Revenue:
Department of Human Services, Pooled Financing	5.000%	7/1/22	28,000	28,103
Department of Human Services, Pooled Financing	5.200%	7/1/32	92,000	92,330

Total Other				120,433

Power - 0.8%
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	500,000	499,375	*(e)
Series A	5.050%	7/1/42	80,000	79,900	*(e)
Series XX	5.250%	7/1/40	720,000	721,800	*(e)
Series ZZ, Refunding	5.250%	7/1/18	100,000	98,125	*(f)

Total Power				1,399,200

Special Tax Obligation - 3.0%
New Jersey State EDA Revenue, Cigarette Tax, Refunding	5.000%	6/15/28	2,000,000	2,039,310
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	220,000	203,690
CAB, Restructured, Series A-1	0.000%	7/1/46	220,000	75,038
CAB, Restructured, Series A-1	0.000%	7/1/51	1,250,000	307,831
Restructured, Series A-1	4.550%	7/1/40	50,000	57,130
Restructured, Series A-1	5.000%	7/1/58	614,000	712,275
Restructured, Series A-2	4.329%	7/1/40	330,000	372,668

See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2021 Quarterly Report	3

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - continued
Virgin Islands Public Finance Authority Revenue:
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	$950,000	$952,248
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	100,000	100,822

Total Special Tax Obligation				4,821,012

State General Obligation - 1.9%
New Jersey State, GO, Various Purpose	5.000%	6/1/27	2,500,000	2,864,180
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	250,000	225,313	*(e)

Total State General Obligation				3,089,493

Transportation - 12.9%
Delaware River, PA & NJ, Port Authority Revenue:
Series A	5.000%	1/1/36	250,000	312,276
Series A	5.000%	1/1/37	1,200,000	1,496,239
New Jersey State EDA Revenue, Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,641,718	(a)
New Jersey State Turnpike Authority Revenue, Series B, Refunding	5.000%	1/1/40	5,955,000	7,287,721
Newark, NJ, Housing Authority Port Newark Marine Terminal Rental Revenue, Additional Newark Redevelopment Project, Refunding, NATL	5.250%	1/1/23	2,130,000	2,206,795
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/41	4,580,000	5,272,043
Consolidated Series 221	4.000%	7/15/50	1,500,000	1,716,800	(a)
Consolidated Series 226, Refunding	5.000%	10/15/41	750,000	965,377	(a)

Total Transportation				20,898,969

Water & Sewer - 0.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	594,256	(g)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $144,867,066)				157,278,317

See Notes to Schedule of Investments.

4	Western Asset New Jersey Municipals Fund 2021 Quarterly Report

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 3.3%
MUNICIPAL BONDS - 3.3%
Health Care - 3.3%
New Jersey State Health Care Facilities
Financing Authority Revenue:
AHS Hospital Corp., Series B, Refunding, LOC - Bank of America N.A.	0.080%	7/1/36	$1,100,000	$1,100,000	(h)(i)
Hospital Capital Asset Financing Program, Series B, Refunding LOC - TD Bank N.A.	0.100%	7/1/35	900,000	900,000	(h)(i)
Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	0.070%	7/1/43	3,290,000	3,290,000	(h)(i)

TOTAL MUNICIPAL BONDS (Cost - $5,290,000)				5,290,000

			SHARES
MONEY MARKET FUNDS - 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $46,983)	0.010%		46,983	46,983	(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,336,983)				5,336,983

TOTAL INVESTMENTS - 100.4% (Cost - $150,204,049)				162,615,300
Liabilities in Excess of Other Assets - (0.4)%				(679,741)

TOTAL NET ASSETS - 100.0%				$161,935,559

See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2021 Quarterly Report	5

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	The coupon payment on this security is currently in default as of December 31, 2021. (f) The maturity principal is currently in default as of December 31, 2021.

(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)

Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity. (j) In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2021, the total market value of investments in Affiliated Companies was $46,983 and the cost was $46,983 (Note 2).

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— General Obligation
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	Western Asset New Jersey Municipals Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New Jersey Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

7

Notes to Schedule of Investments (unaudited) (cont’d)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$157,278,317	—	$157,278,317
Short-Term Investments†:
Municipal Bonds	—	5,290,000	—	5,290,000
Money Market Funds	$46,983	—	—	46,983
Total Short-Term Investments	46,983	5,290,000	—	5,336,983

Total Investments	$46,983	$162,568,317	—	$162,615,300

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2021. The following transactions were effected in such company for the period ended December 31, 2021.

	Affiliate Value at March 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$58,864	$2,799,391	2,799,391	$2,811,272	2,811,272

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$4	—	$46,983

9